Derivative Instruments (Fair Value Of Futures And Forward Currency Contracts) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (8,773,060)	$ 11,977,105	$ 37,402,229
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,560,285)	7,608,540	26,464,835
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(263,375)	1,259,549	1,647,872
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	653,159	(1,611,884)	5,728,407
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,003,309	8,374,610	1,327,790
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(93,560)	(24,710)	283,540
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,688,301)	(704,941)	9,307,589
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	20,423	1,000,821	2,630,682
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,191,940)	(684,905)	5,538,955
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,212,775)	4,368,565	10,937,394
Fair Value Long Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	17,582,534	12,583,404	49,218,531
Fair Value Long Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	12,674,705	9,894,500	31,989,061
Fair Value Long Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	483,002	20,943	3,578,697
Fair Value Long Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,309,148	740,413	6,435,870
Fair Value Long Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,221,310	8,941,748	1,906,539
Fair Value Long Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			578,540
Fair Value Long Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,560,761	184,553	10,487,557
Fair Value Long Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		6,843	2,899,490
Fair Value Long Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	100,484		6,102,368
Fair Value Long Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,907,829	2,688,904	17,229,470
Fair Value Long Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(12,395,932)	(6,268,507)	(5,069,806)
Fair Value Long Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(10,250,977)	(2,545,898)	(2,118,746)
Fair Value Long Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,914,542)	(338,884)	(604,025)
Fair Value Long Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(789,763)
Fair Value Long Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(148,708)	(490,379)	(446,636)
Fair Value Long Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(33,100)	(1,266,925)
Fair Value Long Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(6,560)	(413,145)	(6,496)
Fair Value Long Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,358,304)	(36,565)	(1,061,589)
Fair Value Long Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,144,955)	(3,722,609)	(2,951,060)
Fair Value Short Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,783,624	14,808,452	5,500,712
Fair Value Short Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,429,524	6,102,212	615,726
Fair Value Short Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,912,990	1,602,200
Fair Value Short Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	176,950
Fair Value Short Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		15,566	93,822
Fair Value Short Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	9,080	43,060
Fair Value Short Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		1,913,004
Fair Value Short Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	185,655	1,560,188	17,158
Fair Value Short Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	144,849	968,194	504,746
Fair Value Short Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	354,100	8,706,240	4,884,986
Fair Value Short Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(19,743,286)	(9,146,244)	(12,247,208)
Fair Value Short Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(11,413,537)	(5,842,274)	(4,021,206)
Fair Value Short Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(744,825)	(24,710)	(1,326,800)
Fair Value Short Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(43,176)	(2,352,297)	(707,463)
Fair Value Short Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(69,293)	(92,325)	(225,935)
Fair Value Short Positions Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(102,640)	(67,770)	(295,000)
Fair Value Short Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(10,215,962)	(1,535,573)	(1,179,968)
Fair Value Short Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(158,672)	(153,065)	(279,470)
Fair Value Short Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(78,969)	(1,616,534)	(6,570)
Fair Value Short Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (8,329,749)	$ (3,303,970)	$ (8,226,002)